Related party transactions - Gains in Other Operating Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 26, 2017
Related Party Transaction [Line Items]
Total contingent consideration recognized	$ 0
Carrying value of related party receivable	716		$ 716
Gain on debt extinguishment	0			$ 19
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Total contingent consideration recognized	0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | West Polaris earn out realized
Related Party Transaction [Line Items]
Total contingent consideration recognized	0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | West Vela earn out realized
Related Party Transaction [Line Items]
Total contingent consideration recognized	0
Predecessor
Related Party Transaction [Line Items]
Total contingent consideration recognized		$ 7		27	$ 21
Carrying value of related party receivable				764
Gain on debt extinguishment		0		19	47
Predecessor | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Total contingent consideration recognized		7		27	21
Predecessor | Disposal Group, Disposed of by Sale, Not Discontinued Operations | West Polaris earn out realized
Related Party Transaction [Line Items]
Total contingent consideration recognized		0		13	8
Predecessor | Disposal Group, Disposed of by Sale, Not Discontinued Operations | West Vela earn out realized
Related Party Transaction [Line Items]
Total contingent consideration recognized		$ 7		$ 14	$ 13
Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Related party receivable before conversion						$ 146
Related party receivable after conversion						45
Interest rate on related party receivable			5.50%
Fair value | Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable	43		$ 43			56
Fair value | Embedded derivative option | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable	$ 0		$ 0
Carrying value | Subordinated loans including accrued interest and fees | Archer
Related Party Transaction [Line Items]
Carrying value of related party receivable						$ 37